Intangible assets and goodwill - Summary Of Detailed Information About Impairment Loss Of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Member]
Detailed Information About Impairment Loss Of Goodwill [Line Items]
Impairment loss on goodwill	$ 3	$ 8	$ 28